Subsequent Events (Details) (Endorsement Agreement, USD $)	1 Months Ended
Feb. 28, 2013
Endorsement Agreement
Common stock issued for endorsement agreements, shares	10,275,000
Additional Common stock issued for endorsement agreements, shares	607,500
Marketing Expense	$ 15,000